Notes to the interim condensed consolidated statement of income (loss) - Financial income and expenses (Details) - EUR (€) € in Thousands			6 Months Ended
	Jun. 12, 2026	Jun. 01, 2026	Jun. 30, 2026	Jun. 30, 2025
Financial income and expenses
Income from cash equivalents			€ 2,215	€ 1,246
Foreign exchange gains			3,230	1,181
Gains on derecognition of Legacy EIB Warrants			68,454
Gains on fair value of Convertible option (Convertible Bonds)			1,012
Total financial income			74,910	2,427
Interest cost			(14,460)	(9,716)
Catch-up impact of the EIB debt remeasurement			(5,517)
Foreign exchange losses			(669)	(3,266)
Loss on derecognition of emaining EIB warrant settlement obligation			(40,744)
Loss on initial measurement at fair value of the Lenders' Tranche B cash collateral deposit			(555)
Other financial expenses			(15)	(30)
Total financial expenses			(74,004)	(115,651)
Financial income (loss)			907	(113,224)
Interest income on deposits			2,200
Legacy EIB warrants
Financial income and expenses
Losses on fair value variation of Warrants		€ (8,600)	(8,569)	€ (102,640)
Repurchase and cancellation of Legacy EIB Warrants			30,000
Gains recognized upon restructuring of warrants			38,500
Fair value gains on derivatives			68,500
Lenders' warrants
Financial income and expenses
Losses on fair value variation of Warrants			(3,475)
EIB warrants
Financial income and expenses
Losses on fair value variation of Warrants			(40,700)
Loss on derecognition of emaining EIB warrant settlement obligation			40,700
Fair value gains on derivatives			68,500
New EIB Warrants
Financial income and expenses
Gain (loss) on initial recognition of forward contract at fair value			(50,200)
Extinguishment of the derivative financial liability			9,500
Finance contract with EIB
Financial income and expenses
Interest cost			(5,700)
Catch-up impact of the EIB debt remeasurement			(5,500)
Catch-up adjustment to reflect the revised cash flow		€ 5,000	(5,000)
Catch-up adjustment arising from unwinding of discount	€ 500		(500)
Finance contract with EIB, first tranche (Tranche A)
Financial income and expenses
Interest cost			(2,900)
Finance contract with EIB, second tranche (Tranche B)
Financial income and expenses
Interest cost			(2,800)
Royalty Certificate
Financial income and expenses
Interest cost			(7,400)
2023 Royalty Certificates
Financial income and expenses
Interest cost			(1,900)
2024 Royalty Certificates
Financial income and expenses
Interest cost			(5,500)
Financing from a syndicate of French banks
Financial income and expenses
Interest cost			(100)
Borrowings from 2026 Debt Financing Transaction with BlackRock and Claret Capital
Financial income and expenses
Interest cost			(1,300)
Lenders' Tranche A
Financial income and expenses
Gains on fair value of Convertible option (Convertible Bonds)			1,000
Interest cost			(600)
Lenders' Tranche B
Financial income and expenses
Interest cost			€ (600)